Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2020